Report of Directors Financial Review Risk Report - Consensus central scenario (Details) - $ / bbl	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
West Texas Intermediate oil
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Average oil price	69
Consensus central scenario
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, one year average	2.50%
GDP growth rate, 5-year average	2.60%		2.90%
Probability	75.00%	75.00%
Forecast period	5 years	5 years
Consensus central scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.50%	1.30%
Probability	75.00%	75.00%
Unemployment rate, 5-year average	4.50%	4.40%
House price growth, 5-year average	3.20%	0.80%
Inflation rate, 5-year average	2.10%	2.40%
Central bank policy rate, 5-year average	3.90%	4.10%
Consensus central scenario | UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.20%	0.30%
Unemployment rate (%)	4.90%	4.70%
House prices (annual average growth rate, %)	1.40%	(5.50%)
Inflation (annual average growth rate, %)	2.40%	3.20%
Central bank policy rate (annual average, %)	4.20%	5.00%
Consensus central scenario | UK | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.30%	1.20%
Unemployment rate (%)	4.70%	4.60%
House prices (annual average growth rate, %)	3.80%	0.10%
Inflation (annual average growth rate, %)	2.10%	2.20%
Central bank policy rate (annual average, %)	3.90%	4.30%
Consensus central scenario | UK | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.80%	1.70%
Unemployment rate (%)	4.50%	4.30%
House prices (annual average growth rate, %)	4.60%	3.50%
Inflation (annual average growth rate, %)	2.10%	2.20%
Central bank policy rate (annual average, %)	3.80%	3.90%
Consensus central scenario | UK | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.60%	1.60%
Unemployment rate (%)	4.30%	4.20%
House prices (annual average growth rate, %)	3.50%	3.00%
Inflation (annual average growth rate, %)	2.00%	2.30%
Central bank policy rate (annual average, %)	3.70%	3.80%
Consensus central scenario | UK | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.60%	1.60%
Unemployment rate (%)	4.30%	4.20%
House prices (annual average growth rate, %)	2.70%	3.00%
Inflation (annual average growth rate, %)	2.00%	2.30%
Central bank policy rate (annual average, %)	3.70%	3.70%
Consensus central scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.80%	1.80%
Probability	75.00%	75.00%
Unemployment rate, 5-year average	4.20%	4.10%
House price growth, 5-year average	3.00%	2.70%
Inflation rate, 5-year average	2.40%	2.30%
Central bank policy rate, 5-year average	3.70%	4.10%
Consensus central scenario | US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.00%	1.00%
Unemployment rate (%)	4.40%	4.30%
House prices (annual average growth rate, %)	4.40%	2.90%
Inflation (annual average growth rate, %)	2.40%	2.70%
Central bank policy rate (annual average, %)	4.10%	5.00%
Consensus central scenario | US | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.60%	1.80%
Unemployment rate (%)	4.30%	4.20%
House prices (annual average growth rate, %)	3.20%	2.70%
Inflation (annual average growth rate, %)	2.80%	2.20%
Central bank policy rate (annual average, %)	3.70%	4.00%
Consensus central scenario | US | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.60%	2.10%
Unemployment rate (%)	4.30%	4.00%
House prices (annual average growth rate, %)	2.40%	3.10%
Inflation (annual average growth rate, %)	2.50%	2.30%
Central bank policy rate (annual average, %)	3.70%	3.70%
Consensus central scenario | US | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.80%	2.00%
Unemployment rate (%)	4.20%	4.00%
House prices (annual average growth rate, %)	2.50%	2.70%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	3.60%	3.70%
Consensus central scenario | US | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.00%	2.00%
Unemployment rate (%)	4.10%	4.00%
House prices (annual average growth rate, %)	2.60%	2.10%
Inflation (annual average growth rate, %)	2.10%	2.20%
Central bank policy rate (annual average, %)	3.60%	3.80%
Consensus central scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.60%	2.60%
Probability	75.00%	75.00%
Unemployment rate, 5-year average	3.20%	3.10%
House price growth, 5-year average	2.10%	0.20%
Inflation rate, 5-year average	2.00%	2.20%
Central bank policy rate, 5-year average	4.10%	4.40%
Consensus central scenario | Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.70%	2.60%
Unemployment rate (%)	3.30%	3.00%
House prices (annual average growth rate, %)	(0.50%)	(6.60%)
Inflation (annual average growth rate, %)	1.40%	2.10%
Central bank policy rate (annual average, %)	4.50%	5.40%
Consensus central scenario | Hong Kong | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.80%	2.70%
Unemployment rate (%)	3.70%	3.00%
House prices (annual average growth rate, %)	2.40%	(0.70%)
Inflation (annual average growth rate, %)	1.90%	2.10%
Central bank policy rate (annual average, %)	4.10%	4.40%
Consensus central scenario | Hong Kong | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.50%	2.60%
Unemployment rate (%)	3.30%	3.20%
House prices (annual average growth rate, %)	3.00%	2.60%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	4.00%	4.10%
Consensus central scenario | Hong Kong | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.10%	2.60%
Unemployment rate (%)	3.00%	3.20%
House prices (annual average growth rate, %)	2.70%	2.80%
Inflation (annual average growth rate, %)	2.20%	2.40%
Central bank policy rate (annual average, %)	4.00%	4.10%
Consensus central scenario | Hong Kong | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.70%	2.60%
Unemployment rate (%)	2.90%	3.20%
House prices (annual average growth rate, %)	2.70%	3.00%
Inflation (annual average growth rate, %)	2.30%	2.40%
Central bank policy rate (annual average, %)	4.00%	4.10%
Consensus central scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	3.90%	4.20%
Probability	75.00%	75.00%
Unemployment rate, 5-year average	5.20%	5.10%
House price growth, 5-year average	0.70%	2.30%
Inflation rate, 5-year average	1.20%	2.00%
Central bank policy rate, 5-year average	3.10%	3.50%
Consensus central scenario | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.00%	4.50%
Unemployment rate (%)	5.20%	5.20%
House prices (annual average growth rate, %)	(5.90%)	(0.60%)
Inflation (annual average growth rate, %)	0.30%	1.80%
Central bank policy rate (annual average, %)	2.90%	3.20%
Consensus central scenario | Mainland China | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.70%	4.40%
Unemployment rate (%)	5.40%	5.10%
House prices (annual average growth rate, %)	(0.70%)	1.10%
Inflation (annual average growth rate, %)	1.00%	2.00%
Central bank policy rate (annual average, %)	2.90%	3.30%
Consensus central scenario | Mainland China | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.30%	4.30%
Unemployment rate (%)	5.20%	5.10%
House prices (annual average growth rate, %)	3.20%	2.60%
Inflation (annual average growth rate, %)	1.50%	2.10%
Central bank policy rate (annual average, %)	3.00%	3.50%
Consensus central scenario | Mainland China | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.90%	3.80%
Unemployment rate (%)	5.00%	5.10%
House prices (annual average growth rate, %)	4.10%	4.00%
Inflation (annual average growth rate, %)	1.70%	2.00%
Central bank policy rate (annual average, %)	3.20%	3.70%
Consensus central scenario | Mainland China | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.70%	3.90%
Unemployment rate (%)	5.00%	5.10%
House prices (annual average growth rate, %)	2.90%	4.50%
Inflation (annual average growth rate, %)	1.60%	2.00%
Central bank policy rate (annual average, %)	3.30%	3.90%
Consensus central scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.20%	1.40%
Probability	75.00%	75.00%
Unemployment rate, 5-year average	7.20%	7.10%
House price growth, 5-year average	3.60%	2.80%
Inflation rate, 5-year average	1.90%	2.00%
Central bank policy rate, 5-year average	2.00%	2.90%
Consensus central scenario | France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	0.90%	0.80%
Unemployment rate (%)	7.50%	7.50%
House prices (annual average growth rate, %)	2.10%	(1.00%)
Inflation (annual average growth rate, %)	1.20%	2.70%
Central bank policy rate (annual average, %)	2.10%	3.60%
Consensus central scenario | France | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	0.90%	1.50%
Unemployment rate (%)	7.30%	7.30%
House prices (annual average growth rate, %)	4.40%	2.40%
Inflation (annual average growth rate, %)	1.60%	1.80%
Central bank policy rate (annual average, %)	1.80%	2.80%
Consensus central scenario | France | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.40%	1.60%
Unemployment rate (%)	7.20%	7.00%
House prices (annual average growth rate, %)	4.40%	4.00%
Inflation (annual average growth rate, %)	2.00%	1.70%
Central bank policy rate (annual average, %)	2.00%	2.60%
Consensus central scenario | France | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.50%	1.50%
Unemployment rate (%)	7.00%	6.80%
House prices (annual average growth rate, %)	3.80%	4.40%
Inflation (annual average growth rate, %)	2.30%	1.90%
Central bank policy rate (annual average, %)	2.00%	2.60%
Consensus central scenario | France | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.40%	1.50%
Unemployment rate (%)	7.00%	6.80%
House prices (annual average growth rate, %)	3.10%	4.00%
Inflation (annual average growth rate, %)	2.20%	2.10%
Central bank policy rate (annual average, %)	2.10%	2.70%
Consensus central scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	3.90%	3.60%
Probability	75.00%	75.00%
Unemployment rate, 5-year average	2.60%	2.60%
House price growth, 5-year average	4.20%	5.90%
Inflation rate, 5-year average	1.90%	2.10%
Central bank policy rate, 5-year average	3.80%	4.10%
Consensus central scenario | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.40%	3.70%
Unemployment rate (%)	2.70%	2.60%
House prices (annual average growth rate, %)	9.30%	12.60%
Inflation (annual average growth rate, %)	2.10%	2.30%
Central bank policy rate (annual average, %)	4.10%	5.10%
Consensus central scenario | UAE | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.20%	4.00%
Unemployment rate (%)	2.60%	2.60%
House prices (annual average growth rate, %)	5.10%	7.70%
Inflation (annual average growth rate, %)	1.90%	2.20%
Central bank policy rate (annual average, %)	3.80%	4.10%
Consensus central scenario | UAE | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.90%	3.80%
Unemployment rate (%)	2.60%	2.60%
House prices (annual average growth rate, %)	3.60%	4.40%
Inflation (annual average growth rate, %)	1.80%	2.10%
Central bank policy rate (annual average, %)	3.70%	3.70%
Consensus central scenario | UAE | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.60%	3.40%
Unemployment rate (%)	2.50%	2.60%
House prices (annual average growth rate, %)	1.80%	2.60%
Inflation (annual average growth rate, %)	1.90%	2.10%
Central bank policy rate (annual average, %)	3.60%	3.70%
Consensus central scenario | UAE | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.60%	3.40%
Unemployment rate (%)	2.50%	2.60%
House prices (annual average growth rate, %)	1.30%	2.30%
Inflation (annual average growth rate, %)	1.80%	2.10%
Central bank policy rate (annual average, %)	3.60%	3.80%
Consensus central scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.50%	2.20%
Probability	75.00%	75.00%
Unemployment rate, 5-year average	3.50%	2.90%
House price growth, 5-year average	4.90%	4.60%
Inflation rate, 5-year average	3.80%	3.70%
Central bank policy rate, 5-year average	8.90%	8.60%
Consensus central scenario | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	0.90%	1.90%
Unemployment rate (%)	3.50%	2.90%
House prices (annual average growth rate, %)	7.60%	6.50%
Inflation (annual average growth rate, %)	5.00%	4.20%
Central bank policy rate (annual average, %)	9.40%	10.40%
Consensus central scenario | Mexico | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.20%	2.20%
Unemployment rate (%)	3.50%	2.90%
House prices (annual average growth rate, %)	4.50%	4.20%
Inflation (annual average growth rate, %)	3.90%	3.60%
Central bank policy rate (annual average, %)	8.80%	8.60%
Consensus central scenario | Mexico | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.70%	2.30%
Unemployment rate (%)	3.50%	2.90%
House prices (annual average growth rate, %)	4.20%	4.20%
Inflation (annual average growth rate, %)	3.40%	3.50%
Central bank policy rate (annual average, %)	8.80%	7.90%
Consensus central scenario | Mexico | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.90%	2.40%
Unemployment rate (%)	3.50%	2.90%
House prices (annual average growth rate, %)	4.00%	4.00%
Inflation (annual average growth rate, %)	3.40%	3.50%
Central bank policy rate (annual average, %)	8.90%	7.90%
Consensus central scenario | Mexico | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.00%	2.40%
Unemployment rate (%)	3.50%	2.90%
House prices (annual average growth rate, %)	4.00%	4.00%
Inflation (annual average growth rate, %)	3.40%	3.50%
Central bank policy rate (annual average, %)	8.90%	8.10%